Inventories - Schedule of Inventory (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventories
Total current inventories	$ 7,203	$ 17,641
Inventory write-down	8,100	0
Ore in stockpiles
Inventories
Total current inventories		5,943
Tailings
Inventories
Total current inventories		2,616
Gold-in-circuit inventory
Inventories
Total current inventories	458	4,451
Refined precious metals
Inventories
Total current inventories	380	37
Supplies and other
Inventories
Total current inventories	$ 6,365	$ 4,594